Debt Due to Related Parties, Net - Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
2023/2024	$ 0	$ 0
2024/2025	24,529	94,641
2025/2026	0	2,076
2026/2027	0	0
2027/2028	$ 76,900	$ 0